CAPITAL STOCK - Additional Information, Common Stock Share Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended
	Dec. 29, 2012	Jun. 29, 2013	Jun. 30, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Aug. 01, 2013	Jan. 31, 2013 Subsequent Event
Class of Stock [Line Items]
Initial delivery of shares repurchased (in shares)	9,345,794	1,608,695
Number of shares repurchased during period			3,000,000	8,300,853	13,253,790	165,033
Forward share purchase contract						$ 350.0		$ 362.7
Forward share purchase contract, shares purchased	5,581,400			0	5,581,400	5,581,400	5,581,400